SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Segment reporting, advertising costs and 401(k) plan (Details) - EVGO HOLDCO, LLC AND EVGO SERVICES, LLC		3 Months Ended		12 Months Ended
	Jan. 15, 2020 USD ($)	Mar. 31, 2021 USD ($) segment	Mar. 31, 2020 USD ($)	Dec. 31, 2020 USD ($) segment	Dec. 31, 2019 USD ($)
Number of operating segments | segment		1		1
Number of reportable segments | segment		1		1
Advertising costs | $	$ 38,592	$ 426,509	$ 104,695	$ 727,637	$ 530,021
Employer contributions | $	$ 13,018		$ 179,092	$ 226,195	$ 290,134